Non-controlling Interests and Redeemable non-controlling Interest - Net Loss Attributable to Non-Controlling Interest (Details) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) facility	Jun. 30, 2020 USD ($)	Dec. 31, 2019 windProject
Noncontrolling Interest [Line Items]
Net effect of non-controlling interests	$ 20,937	$ 16,634	$ 40,902	$ 35,976
Redeemable non-controlling interest, held by related party	(2,617)	(3,393)	(5,298)	(7,159)
Net effect of non-controlling interests	18,320	13,241	$ 35,604	28,817
North Fork Ridge Wind Facility
Noncontrolling Interest [Line Items]
Number of wind projects | facility			3
Empire Wind Facilities
Noncontrolling Interest [Line Items]
Number of wind projects | windProject					3
Empire Wind Facilities | Third Party
Noncontrolling Interest [Line Items]
Funding from third party tax equity investors			$ 530,880
Sugar Creek Wind Facility | Third Party
Noncontrolling Interest [Line Items]
Funding from third party tax equity investors			73,957
Maverick Creek Wind Facility | Third Party
Noncontrolling Interest [Line Items]
Funding from third party tax equity investors			380,829
Other Noncontrolling Interests
Noncontrolling Interest [Line Items]
Net effect of non-controlling interests	(349)	(625)	(4,044)	(1,234)
Class A Units | Class A Partnership Units
Noncontrolling Interest [Line Items]
Net effect of non-controlling interests	19,579	15,503	41,521	33,735
Non-controlling interests - redeemable tax equity partnership units	$ 1,707	$ 1,756	$ 3,425	$ 3,475